MERCER FUNDS

SUPPLEMENT TO THE PROSPECTUS

DATED MARCH 31, 2019, AS SUPPLEMENTED APRIL 16, 2019 and

APRIL 30, 2019

The date of this Supplement is July 1, 2019.

The following changes are made in the Prospectus of the Mercer Funds (“Prospectus):

The Board of Trustees of the Mercer Funds have approved the appointment of Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”) as a subadvisor to the Mercer US Large Cap Equity Fund (the “Fund”). Effective June 24, 2019, AJO, LP was terminated as subadvisor to the Fund. Upon the effectiveness of such subadvisor changes, the Prospectus is amended as described below.

1. All references in the Prospectus to AJO, LP are deleted.

2. The following information relating to Macquarie, as subadvisor to the Fund, is hereby added under the section titled “Fund Management - Subadvisors and Portfolio Managers” on page 5 of the Prospectus:

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”)

•	Nikhil G. Lalvani, CFA, Vice President, Senior Portfolio Manager and Team Leader, joined Macquarie in 1997. Mr. Lalvani began managing Macquarie’s allocated portion of the Fund’s portfolio in July 2019.

•	Kristen E. Bartholdson, Vice President, and Senior Portfolio Manager, joined Macquarie in 2006. Ms. Bartholdson, began managing Macquarie’s allocated portion of the Fund’s portfolio in July 2019.

•	Robert A. Vogel Jr., CFA, Vice President, and Senior Portfolio Manager, joined Macquarie in 2004. Mr. Vogel, began managing Macquarie’s allocated portion of the Fund’s portfolio in July 2019.

3. In the section titled “The Subadvisors,” beginning on page 59 of the Prospectus the following paragraphs relating to Macquarie, as subadvisor to the Fund, are hereby added:

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”), with principal offices located at 2005 Market Street, Philadelphia, PA 19103, serves as a Subadvisor to the Fund. Macquarie

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and its predecessors have been managing assets since 1938. As of March 31, 2019, Macquarie and the subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) managed approximately $171 billion in assets, including mutual funds, separate accounts, and other investment vehicles. Macquarie is registered as an investment adviser under the Advisers Act. Macquarie is a subsidiary of MMHI and subject to the ultimate control of Macquarie Group Limited (“MGL”).

The allocated portion of the Fund’s portfolio managed by Macquarie is managed on a team basis. The portfolio managers who are responsible for the day-to-day management of Macquarie’s allocated portion of the Fund’s portfolio are Nikhil G. Lalvani, CFA, Kristen E. Bartholdson, and Robert A. Vogel Jr., CFA,. Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team and assumed the role of team leader in October 2018. At Macquarie, Lalvani has worked as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia. Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Macquarie in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the US Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the CFA Society New York, the CFA Institute, and the CFA Society of Philadelphia. Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Macquarie in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004, she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund, if any.

Securities Selection

Macquarie researches individual companies and analyzes economic and market conditions, seeking to identify the securities that it believes are the best investments for the Fund. Macquarie invests primarily in securities of large-capitalization companies that it believes have long-term capital appreciation potential. Macquarie follows a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as:

• a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;

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• favorable earnings prospects and dividend yield potential;

• the financial condition of the issuer; and

• various qualitative factors.

Macquarie may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, Macquarie may evaluate, among other things, the factors listed above, the condition of the US economy, the condition of non-US economies, and changes in the condition and outlook in the issuer’s industry sector.

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MERCER FUNDS

SUPPLEMENT TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 31, 2019, AS SUPPLMENTED APRIL 16, 2019 and APRIL 30, 2019

The date of this Supplement is July 1, 2019.

The following changes are made in the Statement of Additional Information of the Mercer Funds (the “SAI”):

The Board of Trustees of the Mercer Funds have approved the appointment of Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”) as subadvisor to the Mercer US Large Cap Equity Fund (the “Fund”). Effective June 24, 2019, AJO, LP was terminated as a subadvisor to the Fund. Upon the effectiveness of such subadvisor changes, the SAI is amended as described below.

1. All references in the SAI to AJO, LP are deleted.

2. In the section titled Subadvisors, Sub-Subadvisors and Portfolio Managers beginning on page 45 of the SAI, the following information is added relating to Macquarie, subadvisor to the Fund:

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”), with principal offices located at 2005 Market Street, Philadelphia, PA 19103, serves as a Subadvisor to the Mercer US Large Cap Equity Fund. Macquarie is registered as an investment adviser under the Advisers Act. Macquarie is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a subsidiary and subject to the ultimate control of Macquarie Group Limited (“MGL”). MGL is a Sydney, Australia headquartered global provider of banking, financial, advisory, investment and fund management services.

3. In Appendix B of the SAI, titled “Proxy Voting Policies” the following Proxy Policies for Macquarie are hereby added:

Delaware Investments Fund Advisers,

a series of Macquarie Investment Management Business Trust

Proxy Voting Policies and Procedures

If and when proxies need to be voted on behalf of the Fund, Delaware Investments Fund Advisers (the “Adviser”) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures

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to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.

The Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

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4. The following information relating to Macquarie is added to Appendix C of the SAI, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading titled “Mercer US Large Cap Equity Fund” beginning on page C-1.

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”),

The allocated portion of the Fund’s portfolio managed by Macquarie is managed on a team basis. The portfolio managers who are primarily responsible for the day-to-day management of Macquarie’s allocated portion of the Fund’s portfolio are Nikhil G. Lalvani, CFA, Kristen E. Bartholdson, and Robert A. Vogel Jr., CFA, D.

Compensation.

Each portfolio’s manager’s compensation consists of the following:

Base Salary – Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus – Each named portfolio manager is eligible to receive an annual cash bonus.  The bonus pool is determined by the revenues associated with the products a portfolio manager manages.  Macquarie Investment Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product.  Various members of the team have the ability to earn a percentage of the bonus pool.  The pool is allotted based on subjective factors and objective factors.  The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) (“Broadridge”) peer groups and the performance of institutional composites relative to the appropriate indices.  Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in retention programs, including the Macquarie Investment Management Notional Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Macquarie Investment Management Notional Investment Plan — A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within the Macquarie Investment Management Funds pursuant to the terms of the Macquarie Investment Management Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).

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Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).

Other Compensation – Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.

Ownership of Fund Shares. As of March 31, 2019, Nikhil G. Lalvani, CFA, Kristen E. Bartholdson, and Robert A. Vogel Jr., CFA, D. did not beneficially own any shares of the Fund.

Other Accounts Managed by Portfolio Managers.*

In addition to the Fund, Mr. Lalvani manages:

	Total Accounts		Accounts with Performance Fees

Other Accounts	Number of Accounts	Assets	Number of Accounts	Assets
Registered Investment Companies*	10	$17.5 billion	0	$0
Other Pooled Investment Vehicles*	4	$1.1 billion	0	$0
Other Accounts*	25	$5.8 billion	1	$1.2 billion

*As of March 31, 2019.

In addition to the Fund, Ms. Bartholdson manages:

	Total Accounts		Accounts with Performance Fees

Other Accounts	Number of Accounts	Assets	Number of Accounts	Assets
Registered Investment Companies*	9	$17.3 billion	0	$0
Other Pooled Investment Vehicles*	4	$1.1 billion	0	$0
Other Accounts*	25	$5.8 billion	1	$1.2 billion

*As of March 31 31, 2019.

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In addition to the Fund, Mr. Vogel manages:

	Total Accounts		Accounts with Performance Fees

Other Accounts	Number of Accounts	Assets	Number of Accounts	Assets
Registered Investment Companies*	9	$17.3 billion	0	$0
Other Pooled Investment Vehicles*	4	$1.1 billion	0	$0
Other Accounts*	25	$5.8 billion	1	$1.2 billion

*As of March 31, 2019.

Potential Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for each such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or the Funds. Additionally, the management of multiple other funds or accounts may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DIFA has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

One of the accounts managed by the portfolio managers as set forth in the table above have performance-based fees. This compensation structure presents a potential conflict of interest because the portfolio managers have an incentive to manage these accounts so as to enhance performance, to the possible detriment of other accounts for which DIFA does not receive a performance-based fee. A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While DIFA’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

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